UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY1

(Exact name of securitizer as specified in its enabling statute)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2015 to June 30, 2015.

Date of Report (Date of earliest event reported): June 30, 2015

Commission File Number of Securitizer: 333-123518-01

Central Index Key Number of Securitizer: 0001632784

Andrew D. Mehalko (717) 720-2018

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)

Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Pennsylvania Higher Education Assistance Agency, as securitizer, is filing this Form ABS-15G in connection with all asset-backed securities issued directly by it as a municipal issuer that were outstanding during the reporting period, all of which were student loan asset-backed securities. This Form ABS-15G does not include information with respect to asset backed securities with respect to which the Pennsylvania Higher Education Assistance Agency acted as sponsor, the PHEAA Student Loan Foundation, Inc. acted as depositor and a special purpose entity acted as the issuing entity of the asset-backed securities.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Name of Issuing Entity	Check if Registered	Name of Originator		Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Asset Class - Student Loans
Issuing Entity - PHEAA (PHEAA Student Loan Revenue Bonds, Series 2005) CIK # - 0001632784		PHEAA	[2]	[1]	[1]	[1]	2	[3]	[2]	2	[2]	[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total							2	[2]	[2]	2	[2]	[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[2]	Pennsylvania Higher Education Assistance Agency is unable to determine the identity of the originator of individual loans.
[3]	The aggregate principal balance of the two loans that were repurchased as a result of breaches of representations was $4,519.95. The original aggregate principal balance of the loans included in the securitization was $383,947,294. The aggregate principal balance of the loans repurchased represented 0.001177% of the aggregate principal balance of the loans included in the securitization.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY

Dated: August 12, 2015	By:	/s/ Andrew D. Mehalko
\		Andrew D. Mehalko
Vice President